SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Trading Securities (and Certain Trading Assets) [Table Text Block]
	December 31, 2012
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$198,400	$32,986	$-	$231,386
Residential CMOs	42,507,542	266,775	118,518	42,655,799
Corporate equity securities	37,310	306	284	37,332
Bond mutual funds	4,012,609	268,537	-	4,281,146
Total securities available for sale	$46,755,861	$568,604	$118,802	$47,205,663

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$31,239,176	$1,237,277	.	$32,476,453
Residential CMOs	76,191,199	715,620	97,998	76,808,821
Asset-backed securities issued by others
Residential CMOs	4,439,118	197,028	484,343	4,151,803
Total debt securities held to maturity	111,869,493	2,149,925	582,341	113,437,077

U.S. government obligations	749,941	-	-	749,941
Total securities held to maturity	$112,619,434	$2,149,925	$582,341	$114,187,018

	December 31, 2011
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$2,412,959	$235,084	$-	$2,648,043
Residential CMOs	34,848,180	248,508	34,616	35,062,072
Corporate equity securities	37,310	241	289	37,262
Bond mutual funds	3,840,473	239,762	-	4,080,235
Total securities available for sale	$41,138,922	$723,595	$34,905	$41,827,612

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$35,929,199	$854,497	$10,960	$36,772,736
Residential CMOs	106,998,467	1,104,141	27,411	108,075,197
Asset-backed securities issued by others
Residential CMOs	9,839,222	15,364	1,421,477	8,433,109
Total debt securities held to maturity	152,766,888	1,974,002	1,459,848	153,281,042

U.S. government obligations	749,951	-	-	749,951
Total securities held to maturity	$153,516,839	$1,974,002	$1,459,848	$154,030,993

Schedule of Unrealized Loss on Investments [Table Text Block]

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2012 are as follows:

December 31, 2012	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$14,253,558	$89,638	$6,132,036	$8,360	$20,385,594	$97,998
Asset-backed securities issued by other	-	-	3,057,666	484,343	3,057,666	484,343
	$14,253,558	$89,638	$9,189,702	$492,703	$23,443,260	$582,341

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2011 are as follows:

December 31, 2011	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$30,220,777	$33,796	$2,847,703	$4,575	$33,068,480	$38,371
Asset-backed securities issued by other	131,301	11,507	6,632,200	1,409,970	6,763,501	1,421,477
	$30,352,078	$45,303	$9,479,903	$1,414,545	$39,831,981	$1,459,848

Investments Classified by Contractual Maturity Date [Table Text Block]

Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Within one year	$4,012,609	$4,281,146	$749,941	$749,941
Over one year through five years

Asset-backed securites
Within one year	13,917,779	13,976,846	39,331,483	39,882,620
Over one year through five years	20,613,093	20,700,576	48,166,365	48,841,303
Over five years through ten years	6,485,711	6,513,237	17,127,683	17,367,686
After ten years	1,689,359	1,696,529	7,243,962	7,345,468
Total asset-backed securities	42,705,942	42,887,188	111,869,493	113,437,077

	$46,718,551	$47,168,334	$112,619,434	$114,187,018

Financing Receivable Credit Quality Indicators [Table Text Block]

The tables below present the Standard & Poor’s or equivalent credit rating from other major rating agencies for AFS and HTM asset-backed securities issued by GSEs and others at December 31, 2012 and December 31, 2011 by carrying value. The Company considers noninvestment grade securities rated BB+ or lower as classified assets for regulatory and financial reporting. GSE asset-backed security downgrades by Standard and Poor’s were treated as AAA based on regulatory guidance.

December 31, 2012		December 31, 2011
Credit Rating	Amount	Credit Rating	Amount
AAA	$150,317,560	AAA	$181,958,323
A+	-	A+	142,808
A	110,780	A	-
BBB	978,043	BBB	1,258,268
BBB-	322,329	BBB-	1,061,017
BB+	-	BB+	1,240,901
BB	1,069,517	BB	337,998
BB-	68,604	BB-	615,716
B+	1,008,126	B+	246,345
CCC+		CCC+	3,615,627
CCC	881,719	CCC	-
Total	$154,756,678	Total	$190,477,003